General information / summary of general accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The accompanying Consolidated financial statements are stated in millions of euros unless indicated otherwise.
The accompanying Consolidated financial statements have been prepared in conformity with US GAAP.
Use of estimates	Use of estimates
The preparation of our Consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of net sales and costs for the reported periods. The inputs into our estimates and assumptions consider economic implications including supply chain constraints, inflation and uncertainty in the macroeconomic environment. We believe that the critical accounting estimates and assumptions are appropriate. ASML will continue to monitor the impacts of economic implications and incorporate them into accounting estimates. We evaluate our estimates on a regular basis and we base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from these estimates if the assumptions prove incorrect. To the extent there are material differences between actual results and these estimates, our future results could be materially and adversely affected.
We believe that the accounting policies described below require us to make significant judgments and estimates in the preparation of our Consolidated financial statements. Our most critical accounting estimates relate to revenue recognition (see Note 2 Revenue from contracts with customers). Although still considered an accounting estimate, the recoverability of deferred tax assets for capitalized R&D costs is no longer considered a critical accounting estimate. This is as the majority of our R&D expenses at US level are no longer eligible for capitalization for tax purposes, resulting now in the related deferred tax asset balance decreasing over time due to amortization.
Principles of consolidation	Principles of consolidation
The Consolidated financial statements include the Financial statements of ASML Holding NV and all of its subsidiaries. Subsidiaries are all entities over which ASML controls the financial and operating activities, generally accompanying a shareholding of more than 50.0% of the outstanding voting rights. Subsidiaries are fully consolidated from the date on which control is obtained by ASML. All intercompany transactions, balances and unrealized results on transactions with subsidiaries are eliminated. We also assess if we are the primary beneficiary of, and thus should consolidate, any variable interest entity (VIE).
Foreign currency translation	Foreign currency translation
The financial information for subsidiaries with a functional currency outside the Eurozone is measured using a mix of local currencies or the euro as the functional currency. The Financial statements of those foreign subsidiaries with a functional currency different than the euro are translated into euros in the preparation of ASML’s Consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate on the respective balance sheet dates, and income and costs are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity.
New US GAAP accounting pronouncements adopted and issued but not adopted	New US GAAP accounting pronouncements adopted
During 2024, there were no new US GAAP accounting pronouncements that were adopted which have a material impact on our Consolidated financial statements.
New US GAAP accounting pronouncements issued but not adopted
For 2024, there are no new US GAAP accounting pronouncements issued which have not yet been adopted and are expected to have a material impact on our Consolidated financial statements.
Revenue from contracts with customers	Accounting policy
We measure revenue based on the consideration specified in the contracts with our customers, adjusted for any significant financing components, and excluding any taxes collected on behalf of third parties. We recognize revenue when we satisfy a performance obligation by transferring control over a good or service to our customer. We bill our customers for, and recognize as revenue, charges for shipping and handling costs.
Depending on the contract, we generally obtain a right to payment for our systems through a reservation of a production slot and/or upon delivery of our systems, with the remaining portion upon final acceptance of our systems. Right to payment for our service and field options occurs upon delivery or completion of the service unless described otherwise. The payment is typically due 15–45 days after the aforementioned events. Our contracts typically include cancellation penalties that provide economic protection from the risk of customer cancellation. The costs related to our sales are recognized as cost of sales.
We generate revenue from the sale of integrated patterning solutions for the semiconductor industry, which mainly consist of systems, system-related options and upgrades, other holistic lithography solutions and customer services.
The main portion of our net sales is derived from volume purchase agreements with our customers that have multiple performance obligations, which mainly include the sales of our systems, system-related options, installation, training, and extended and enhanced warranties. In our volume purchase agreements we offer customers discounts in the normal course of sales negotiations. As part of these volume purchase agreements, we may also offer free goods or services and credits that can be used toward future purchases. Occasionally, systems, with the related extended and enhanced warranties, installation and training services, are ordered individually. Our sales agreements do not include a right of return for any reason other than not meeting the agreed-upon specifications.
We account for individual goods and services as separate and distinct performance obligations, including the free or discounted goods or services, if a product or service is separately identifiable from other items and if a customer can benefit from it on its own or with other resources that are readily available to the customer. Options to buy goods or services in addition to the purchase commitment are assessed to determine if they provide a material right to the customer that they would not have received if they had not entered into this contract. Each option to buy additional goods or services provided at a discount from the standalone selling price is considered a material right, for which the likelihood that the option will be exercised is evaluated based on the customer roadmap and their requirements.
The consideration paid for our performance obligations is typically fixed. However, most of our volume purchase agreements with customers contain some component of variable consideration, typically dependent on the final volume of systems ordered by the customer or the system performance. Variable consideration is estimated at contract inception for each performance obligation based on communication with the customer to understand their requirements and roadmap. This is subsequently updated each quarter, using either the expected value method or the most likely amount method, whichever is determined to best predict the consideration to be collected from the customer. Variable consideration is only included in the transaction price if it is considered probable that a significant revenue reversal will not occur.
In certain scenarios when entering into a volume purchase agreement, free goods or services are provided directly or through a voucher that can be used on future contracts. Consideration from the contract will be allocated to these performance obligations and revenue recognized when control transfers based on the nature of the goods or services provided.
As a practical expedient, we do not record a significant financing component when we expect, at contract inception, that the period between the transfer of the products or services to the customer and customer payment for the products or services will be one year or less. In addition, most of our contracts require our customers to pay a down payment on systems to be shipped. We do not record a significant financing component for down payments, as the timing difference between when the consideration is paid and when the system is transferred to the customer arises from reasons other than financing.
The total consideration of the contract is allocated between all distinct performance obligations in the contract based on their standalone selling prices. The standalone selling prices are determined based on other standalone sales that are directly observable, when possible. However, for the majority of our performance obligations these are not available. If no directly observable evidence is available, the standalone selling price is determined using the adjusted market assessment approach, which requires judgment and is based on multiple factors including, but not limited to, historical pricing practices and discounting trends for products and services.
For options to buy goods or services that are considered a material right, the discount offered from the standalone selling price will be allocated from the consideration of the other goods and services in the contract if it is determined the customer will exercise the option to buy, adjusted for the likelihood. Revenue will be recognized in line with the nature of the related goods or services. If it is subsequently determined that the customer will not exercise the option to buy, or the option expires, revenue will be recognized.
Occasionally we enter into bill-and-hold transactions, where we invoice a customer for a system that is ready for delivery but not shipped to the customer until a later date, based on the customer’s request. Transfer of control is determined to have occurred only when there is a substantive reason for the arrangement, the system is separately identified as belonging to the customer, the good has been accepted by the customer and is ready for delivery, and we do not have the ability to direct the use of the system.
We generate revenue from lessor agreements, which we classify as a sales-type lease when the lease meets any of the following criteria at lease commencement:
•The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
•The lease grants the lessee an option to purchase the underlying asset, that the lessee is reasonably certain to exercise;
•The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for the purposes of classifying the lease;
•The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset;
or
•The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
For sales-type leases where substantially all the risks and rewards incidental to ownership of an asset are transferred to the lessee, revenue is recognized at commencement of the lease. If material, the difference between the gross finance receivable and the present value of the minimum lease payments is initially recognized as unearned interest and presented as a deduction to the gross finance receivable. Interest income is recognized in the Consolidated statements of operations over the term of the lease contract using the effective interest method.
Leases that are not a sales-type lease are operating lease arrangements. If we have offered the customer an operating lease arrangement, the system is included in Property, plant and equipment upon commencement of the lease. Revenue from operating lease arrangements is recognized in the Consolidated statements of operations on a straight-line basis over the term of the lease contract.

Goods or services	Nature, timing of satisfying the performance obligations and significant payment terms
New systems
New systems sales include i-line, KrF, ArF dry, ArF immersion, NXE and EXE-related systems, along with the related factory options ordered with the base system, as well as metrology and inspection systems.

Prior to shipment, the majority of our systems undergo a factory acceptance test (FAT)
in our cleanroom facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system meets its standard specifications and any additional technical and performance criteria agreed with the customer.

A system undergoing FAT is shipped only after all contractual specifications are met or discrepancies from agreed-upon specifications are waived and customer sign-off is received for delivery. Each system’s performance is re-tested through a site acceptance test (SAT) after installation at the customer site. We have never failed to successfully complete installation of a system at a customer’s premises; therefore, acceptance at
FAT is considered to be proven for established technologies with a history of successful customer acceptances at SAT (equal or better than FAT).

Transfer of control and recognition of revenue of a system undergoing a FAT, and for which customer acceptance at FAT is proven, will occur upon delivery of the system.

Transfer of control and recognition of revenue of a system not undergoing a FAT, or for which customer acceptance at FAT is not proven, will occur after successful installation upon customer acceptance of the system at SAT.

New system sales do not meet the requirements for over time revenue recognition because our customers do not simultaneously receive and consume the benefits provided by our performance, or control the asset throughout any stage of our production process, or the systems are considered to have alternative use.

Used systems
We have no repurchase commitments in our general sales terms and conditions;
however, we occasionally repurchase systems that we previously manufactured and sold, in order to refurbish and resell the system to a different customer. This repurchase decision is mainly driven by market demand expressed by other customers.

Transfer of control of a used system, and recognition of revenue, follow the same logic as for our ‘New systems’.

Goods or services	Nature, timing of satisfying the performance obligations and significant payment terms
Field upgrades and options (system enhancements)
Field upgrades and options mainly relate to goods and services that are delivered for systems already installed in the customer factories. Certain upgrades require significant installation efforts, enhancing an asset the customer controls, and therefore resulting in transfer of control over the period of installation. The method of measuring progress is based on what best depicts the satisfaction of our obligation in transferring control. This is generally based on either the cost incurred method, which is estimated using labor hours, or the value transferred method, which is estimated using system performance measurements. For the options and other upgrades for which the customer receives and consumes the benefit at the moment of delivery, the transfer of control and recognition of revenue will occur upon delivery.

As long as we are not able to make a reliable estimate of the total efforts needed to complete the upgrade, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or completion of the upgrade.

New product introduction
If the installation of new products is determined not to be a separate performance obligation or if there is not a sufficient established history of acceptance on FAT, a new product is considered to be a “new product introduction".

Transfer of control and revenue recognition for new product introductions occurs after successful installation and customer acceptance at SAT. Once there is an established history of successful installation and customer acceptance, revenue will be recognized consistent with other systems and goods after transfer of control.

Installation
Installation is provided within the selling price of a system. Installation is considered to be distinct if it does not significantly modify the system being purchased and the customer or a third party could be capable of performing the installation themselves, if desired. Transfer of control takes place over the period of installation from delivery through SAT, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Installation is not considered to be distinct when recognition of revenue related to a system occurs upon customer acceptance of the system at SAT after installation is complete.

Warranties
We provide standard warranty coverage on our systems for 12 months, providing labor and non-consumable parts necessary to repair our systems during these warranty periods. These standard warranties cannot be purchased and do not provide a service in addition to the general assurance the system will perform as promised. As a result, no revenue is allocated to these standard warranties.

Both the extended and enhanced warranties on our systems are accounted for as a separate performance obligation, with transfer of control taking place over the warranty period, measured on a straight-line basis, as this is a stand-ready obligation.

Goods or services	Nature, timing of satisfying the performance obligations and significant payment terms
Time-based licenses and related services
Time-based licenses relate to software licenses and the related services which are sold for a period of time. The licenses and the related services are not considered to be individually distinct, as the support services are integral to the customer’s ability to continue to use the software license in the rapidly changing technological environment.
The transfer of control takes place over the license term, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Payments are generally made in installments throughout the license term.

Application projects
Application projects are node transition and consulting projects which at times may be provided as free service within a volume purchase agreement. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours, as this best depicts the transfer of control of these kind of services.

Service contracts
Service contracts are entered into with our customers to support our systems used in their ongoing operations during the systems life cycle, typically in the form of full-service agreements, limited manpower agreements, other labor agreements, parts availability or parts usage agreements. These services are for a specified period of time and typically have a fixed price. Control transfers over this period of time, measured on a straight-line basis, as these are stand-ready obligations. For service contracts where the price is not fixed, the transaction price has a variable component that is based on the performance of the system.

Billable parts and labor
Billable labor represents maintenance services to our systems installed in the customer’s factories while in operation, through purchase orders from our customer.
Control over these services is transferred to the customer upon receipt of customer sign-off.

Billable parts represent spare parts including optical components relating to our systems installed in the customer’s factories while in operation, through purchase orders from our customer.
Billable parts can be:
•Sold as direct spare parts, for which control transfers point in time upon delivery; or
•Sold as part of maintenance services, where control transfers point in time upon receipt of customer sign-off.
Field projects (relocations)
Field projects represent mainly relocation services. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours, as this best depicts the transfer of control of our service.

OnPulse maintenance
OnPulse maintenance services are provided over a specified period of time on our light source systems. Payment is determined by the number of pulses counted from each light source system, which is variable. Invoicing is monthly based on the pulses counted. Revenue is recognized in line with invoicing using the practical expedient in
ASC 606-10-55-18.

Contract assets and liabilities
The contract assets relate to our right to a consideration in exchange for goods or services delivered, when that right is conditional on something other than the passage of time. The contract assets are transferred to the receivables when the receivables become unconditional. The contract liabilities primarily relate to remaining performance obligations for which consideration has been received for goods and services not yet recognized in revenue, as well as deferred revenue from goods and services delivered, based on the allocation of the consideration to the related performance obligations in the contract.
The majority of our customer contracts result in both asset and liability positions. At the end of each reporting period, these positions are netted on a contract basis and presented as either an asset or a liability in the
Consolidated balance sheets. Consequently, a contract balance can change between periods from a net contract asset balance to a net contract liability balance in the balance sheet, and vice versa.
Remaining performance obligations
Our customers generally commit to purchase systems, service or field options through separate sales orders and service contracts. Typically the terms and conditions of these sales orders come from volume purchase agreements with our customers which cover up to five years. The revenues for each committed performance obligation are estimated based on the terms and conditions agreed through the volume purchase agreements.
When revenues will be recognized is mainly dependent on when systems are delivered or installed, as well as when service projects and field upgrades are performed and completed. All of which is estimated based on contract terms and communication with our customers, including the customer facility readiness to take delivery of our goods or services, as well as applicable export control restrictions. The volume purchase agreements may be subject to modifications or changes in estimates, impacting the amount and timing of revenue recognition for the anticipated revenues.
Revenue from lessor agreements	We generate revenue from lessor agreements, which we classify as a sales-type lease when the lease meets any of the following criteria at lease commencement:
•The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
•The lease grants the lessee an option to purchase the underlying asset, that the lessee is reasonably certain to exercise;
•The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for the purposes of classifying the lease;
•The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset;
or
•The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
For sales-type leases where substantially all the risks and rewards incidental to ownership of an asset are transferred to the lessee, revenue is recognized at commencement of the lease. If material, the difference between the gross finance receivable and the present value of the minimum lease payments is initially recognized as unearned interest and presented as a deduction to the gross finance receivable. Interest income is recognized in the Consolidated statements of operations over the term of the lease contract using the effective interest method.
Leases that are not a sales-type lease are operating lease arrangements. If we have offered the customer an operating lease arrangement, the system is included in Property, plant and equipment upon commencement of the lease. Revenue from operating lease arrangements is recognized in the Consolidated statements of operations on a straight-line basis over the term of the lease contract.

Cash and cash equivalents	Accounting policy
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, deposits with governments and government-related bodies, money market funds and bank accounts readily convertible to known amounts of cash with insignificant interest rate risk and original maturities to the entity holding the investments for three months or less at the date of acquisition.
Short-term investments	Investments with original maturities at the date of acquisition greater than three months and one year or less are presented as short-term investments. Fair value changes in these investments, which are not temporary, are recognized in the Consolidated statements of operations. Short-term investments have insignificant interest rate risk.
Accounts receivable, net	Accounting policy
Accounts receivable are initially measured at fair value and are subsequently measured at amortized cost, less allowance for credit losses, if material. The carrying amount of the accounts receivable approximates the fair value.
We perform ongoing credit evaluations on our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging of the accounts receivable balances, expected lifetime losses and current economic conditions that may affect a customer’s ability to pay.

Transfers and servicing of financial assets	When entering into arrangements to sell our receivable, we derecognize the receivable only when meeting the derecognition criteria. The criteria require isolation from the seller, granting the buyer the right to pledge or exchange the receivables, and legal transfer of control over the receivable.
Finance receivables, net	Accounting policy
Finance receivables consist of receivables in relation to sales-type leases. We perform ongoing credit evaluations of our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, the aging of the finance receivables balances, expected lifetime losses and current economic conditions that may affect a customer’s ability to pay.
Inventories, net	Accounting policy
Inventory costs are computed on a first-in, first-out basis. Our inventory values comprise purchased materials, freight expenses, customs, duties, production labor and overhead. The valuation of inventory includes determining which fixed production overhead costs should be capitalized into inventory based on the normal capacity of our manufacturing and assembly facilities. During periods when production is below our established normal capacity level, some of our fixed overhead costs are not included in the cost of inventory; instead, they are recognized as cost of sales as incurred.
Inventory is valued at the lower of cost or net realizable value, based on assumptions about future demand and market conditions. Valuation of inventory also requires us to establish provisions for inventory that is defective, obsolete or in excess. We use our demand forecast to develop manufacturing plans and utilize this information to compare against raw materials and work-in-progress and finished product levels to determine the amount of defective, obsolete or excess inventory.
Equity method investments	Accounting policy
Equity investments which we are able to exercise significant influence over but do not control, are accounted for using the equity method and presented on our Consolidated balance sheets within Equity method investments. The difference between the cost of our investment and our proportionate share in the carrying value of the investee’s underlying net assets as of the acquisition date is the basis difference. The basis difference is allocated to the identifiable assets and liabilities based on their fair value as of the acquisition date (i.e. the date on which we obtain significant influence), with the excess costs of the investment over our proportional fair value of the identifiable assets and liabilities being equity method goodwill.
We amortize the basis difference related to the other intangible assets over the estimated remaining useful lives of these assets that gave rise to this difference. The remaining weighted-average life of the finite-lived intangible assets acquired is 12.1 years and is amortized using a straight-line method. In-process R&D is initially capitalized at fair value as an intangible asset with an indefinite life. When the R&D project is complete, it is reclassified as an amortizable purchased intangible asset and is amortized over its estimated useful life. If the project is abandoned, we will record the full basis difference charge for the value of the related intangible asset in our Consolidated statements of operations in the period of abandonment. Equity method goodwill is not amortized or tested for impairment;
instead the equity method investment is tested for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable.
Under the equity method, after initial recognition at cost, our Equity method investments are adjusted for our proportionate share in the profit or loss and other comprehensive income of the investee, recognized on a one-
quarter time lag to allow for the timely preparation of financial information and presented within Profit from equity method investments. Our proportionate share in the profit or loss of the investee is adjusted for any differences in accounting principles and policies, basis difference adjustments and intra-entity profits. Receipt of dividends reduces our Equity method investments, which is presented as an operating cash flow based on the nature of the distributions.
Business combinations and divestitures	Accounting policy
Acquisitions of subsidiaries are included on the basis of the acquisition method. The cost of acquisition is measured based on the consideration transferred at fair value, the fair value of identifiable assets distributed and the fair value of liabilities incurred or assumed at the acquisition date (i.e. the date on which we obtain control). Goodwill is capitalized as the excess of the costs of an acquired subsidiary, net of the amounts assigned to identifiable assets acquired and liabilities incurred or assumed. Acquisition-related costs are expensed when incurred in the period in which they arise or the service is received.

Goodwill	Accounting policy
Goodwill represents the excess of the costs of an acquisition over the fair value of the amounts assigned to assets acquired and liabilities incurred or assumed of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is stated at cost less accumulated impairment losses.
Goodwill is tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. To determine whether it is necessary to perform the quantitative goodwill impairment test, we perform a step-zero qualitative assessment annually. If we determine that it is more likely than not that the fair value of a reporting unit will exceed its carrying amount, we do not perform a quantitative goodwill impairment test.
Intangible assets, net	Accounting policy
Intangible assets include brands, intellectual property, developed technology, customer relationships and other intangible assets not yet available for use. These finite-lived intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets.
Finite-lived intangible assets are assessed for impairment annually, or whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3–10 years
Developed technology	6–15 years
Customer relationships	8–18 years
Other	2–10 years

Property, plant and equipment, net	Accounting policy
Property, plant and equipment is stated at cost, less accumulated depreciation and accumulated impairment losses.
Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Property, plant and equipment are depreciated on a straight-line basis in the Consolidated statements of operations over their estimated useful lives, except for land, which is not depreciated. Government grants related to assets are recognized when the grant conditions have been substantially met. Government grants are presented as a deduction of the carrying amount of the asset they relate to and recognized in the Consolidated statements of operations on a systematic basis over the useful life of the asset.
Evaluation systems leased to our customers under an operating lease are capitalized as Property, plant and equipment at cost and depreciated over the respective lease term. Leased assets that are returned to ASML upon expiration of the lease term are either taken back into Property, plant and equipment, as they will be used internally by D&E or transferred back to Inventories to be reworked and sold.
The carrying values of prototypes, tooling and equipment that are intended to be sold, but first internally utilized for
R&D purposes, are reclassified from inventories to Property, plant and equipment and depreciated while being internally used. When no longer required for R&D activities, the assets’ carrying value is reclassified back to
Inventories and reworked to make them ready for sale to our customers. These transfers are reported as Net non-
cash movements to/from inventories in our Property, plant and equipment movement schedule.
Property, plant and equipment is assessed for impairment whenever there is an indication that the carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for Property, plant and equipment:

Category	Estimated useful life
Buildings	5–45 years
Machinery and equipment	1–7 years
Leasehold improvements	1–10 years
Furniture, fixtures and other	3–5 years

Right-of-use assets and lease liabilities	Accounting policy
We determine whether an arrangement contains a lease at inception. Leases are included in Right-of-use assets,
Accrued & other current liabilities and Accrued & other non-current liabilities in our Consolidated balance sheets.
Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Right-of-use assets include any lease payments made at or before the commencement date and are reduced by lease incentives. Our Right-of-use asset and lease liability valuation may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expenses are recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components. The lease components are accounted for separately from non-lease components. The allocation of the consideration between lease and non-lease components is based on the relative standalone prices of lease components included in the lease contracts.
Long-term debt	Accounting policy
Long-term debt represents debt issued privately without registration with a government authority and is payable to others under the terms of a signed agreement. Long-term debt is initially recognized at fair value and subsequently measured at amortized cost. Debt is qualified as long-term debt as long as the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
Interest and other costs	Interest accruals and payments relating to long-term debt are accounted for as part of Accrued and other liabilities.
Interest and other costs should be accrued and recorded with the passage of time over the agreed term, regardless of when the interest receipt or payment has taken place.
Commitments and contingencies	Commitments
We have various contractual obligations, some of which are required to be recorded as liabilities in our Consolidated balance sheets, including long- and short-term debt and lease commitments. Other contractual obligations, namely unconditional purchase obligations, are generally not required to be recognized as liabilities but are required to be disclosed.
Contingencies
ASML is subject to proceedings, litigation and other actual or potential claims, including those related to a potential violation of laws and regulations. ASML’s customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties.
If these claims were successful, ASML could be required to indemnify such customers for some or all of the losses incurred or damages assessed against them as a result of that infringement.
In connection with any proceedings and claims, our management evaluates, based on the relevant facts and legal principles, the likelihood of an unfavorable (or favorable) outcome, and whether the amount of the loss (or gain) can be reasonably estimated. Judgment is required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond our control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs (or gains)
associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, we may agree to settle or to terminate a claim or proceeding in which we believe that it would ultimately prevail where we believe that doing so, when taken together with other relevant commercial considerations, is more effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.
Employee benefits	Contributions to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit schemes are dealt with as payments to defined contribution plans where our obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.
We maintain one multi-employer union-defined benefit pension plan and various other defined contribution pension plans covering a substantial number of our employees. ASML accounts for its multi-employer defined benefit plan as if it were a defined contribution plan for the following reasons:
•ASML is affiliated to an industry-wide pension fund and uses the pension scheme in common with other participating companies.
•Under the regulations of the pension plan, the only obligation these participating companies have toward the pension fund is to pay the annual premium liability. Participating companies are under no obligation whatsoever to pay off any deficits the pension plan may incur. Nor have they any claim to any potential surpluses.
Share-based compensation	Long-term incentive bonus plans
Our LTI plans are covered by an overarching Employee Umbrella Share Plan, which is effective as of January 1,
2014, and covers all employees. The main purpose of the grants of Equity Incentives under this Employee Umbrella
Share Plan is to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. All grants under the Employee Umbrella Share Plan typically have a vesting period of 2.5-
to-3 years and are subject to performance and/or service criteria.
As part of our LTI bonus, employees can be granted either a service or performance share-based payment plan. For service-type plans, shares are granted at grant date, and after having been in service for a set period, the participant is awarded these shares at the vesting date. For performance plans, the same conditions apply as a service-type plan. Additionally, the shares are conditionally granted and awarded based on the company-specific performance criteria, which can be split between market- and non-market-based elements. These shares vest after completion of the service period and the performance reached at vesting date.
The General Meeting approved the adoption of the most recent Remuneration Policy for the Board of Management and the number of shares to be issued. The most recent Remuneration Policy includes the target and maximum levels of the LTI plans, the performance measures and pay-out zone percentages. The policies for employees are approved by the Board of Management. The General Meeting also approved the restrictions and limits to the Board of Management for issuance/granting of ordinary shares, limits for restricting or excluding the pre-emption rights accruing to shareholder, and the restrictions and limits to the Board of Management for repurchasing ordinary shares on behalf of the company.
The table below shows the performance criteria and the corresponding weight of the LTI performance plans granted in 2024.

LTI performance plan criteria	Market/Non-market element	Weight
Relative TSR	Market	30%
Strategic value drivers	Non-market	30%
Technology Leadership Index	Non-market	20%
ESG measures	Non-market	20%
Total		100%
The fair value of the market-based element is measured at the grant date incorporating the expected vesting and expected value at vesting, using a tailored Monte Carlo simulation model. The fair value of the service plans and the non-market-based elements of the performance plans is the share price at grant date less the present value of expected dividends during the vesting period, as participants are not entitled to dividends payable and voting rights during the vesting period. The likelihood of the conditions being met for service and non-market performance plans is assessed as part of the company’s best estimate of the number of equity instruments that will ultimately vest.
Participants are entitled to a conditional grant of company shares upon awarding. Performance plans are subject to cliff vesting and are accounted for on a straight-line basis. Service-only plans are subject to graded vesting. Each installment of the plan is therefore accounted as a separate grant with a separate fair value. This means that each installment will be separately measured and attributed to expense over the related vesting period. Expenses for the market-based element are recognized during vesting at a fixed vesting level (as the vesting expectation is incorporated in the fair value) provided that all other performance conditions are met. Expenses for the non-market-
based elements and service plans are recognized during vesting at expected vesting levels, which are updated during the vesting period as necessary, with a final update/adjustment at vesting date. All share-based remuneration expenses are recognized as personnel expense, with a corresponding entry in equity, during the vesting period of the award. Share-based remuneration expenses are included in the same income statement line or lines in the functional grouped Consolidated statement of operations as the compensation paid to the employees receiving the stock-based awards.
The grant-date fair value of stock options was estimated using a Black–Scholes option valuation model. This Black–
Scholes model required the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bonds with high credit ratings and with a life equal to the expected life of the equity-settled share-based payments. Our option plans typically vest over a three-
year service period, with any unexercised stock options expiring 10 years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. The purchase of shares against the exercise price is settled with the employees involved through deductions on their salary and the issuance of shares upon exercising the stock options is deducted from our treasury shares.
Employee share purchase plans are accounted on an accrual basis. The shares for employee share purchase plans are issued on a quarterly basis and the share purchase price is based on the closing share price of our listed shares on grant date, which is the date after our quarterly filings. The purchased shares by employees are issued from our treasury shares.
Income taxes	Accounting policy
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of operating loss and tax credit carry forwards as well as for tax consequences attributable to differences between the balance sheets carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded for the difference. Income tax expense includes current and deferred taxes on profit, related interest and penalties and non-recoverable withholding taxes that qualify as income tax, as well as actual or potential withholding taxes on current and expected dividend income from group companies.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences, operating loss carry forwards and tax credit carry forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the
Consolidated statements of operations in the period that includes the enactment date. Deferred income taxes originally recognized through OCI are recycled through earnings in future periods upon release of the connected item from OCI to the statement of income.
We assess unrecognized tax benefits based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. While we believe we have appropriate support for the positions taken on our tax returns, we regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our income tax expense, and adjust the income tax expense, income taxes payable and deferred taxes in the period in which the facts that give rise to a revision become known.
Income taxes are affecting our Consolidated statements of operations, Consolidated statements of comprehensive income and Consolidated balance sheets. The disclosure of the income taxes is therefore split into:
•Income tax expense
•Liability for unrecognized tax benefits
•Deferred taxes
Net income per ordinary share	Basic net income per ordinary share is calculated by dividing net income by the weighted average number of ordinary shares outstanding for that period.
The dilutive effect is calculated using the treasury stock method by dividing net income by the weighted average number of ordinary shares outstanding for that period plus shares applicable to options and conditional shares
(dilutive potential ordinary shares). The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock from the ordinary shares.
Foreign currency risk policy	Foreign currency risk policy
It is our policy to hedge material transaction exposures, such as forecasted sales and purchase transactions.
We hedge these exposures through the use of forward foreign exchange contracts.
Financial instruments	Accounting policy – derivative financial instruments and hedging activities
We measure all derivative financial instruments based on fair values derived from level 2 input criteria. We adopt hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and subsequently remeasured. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. We designate derivatives as one of the following:
•A hedge of an exposure relating to changes in the fair value of a recognized asset or liability, that is attributable to a particular risk (fair value hedge)
•A hedge of an exposure relating to the variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge)
•A hedge of the foreign currency exposure relating to a net investment in a foreign operation (net investment hedge)
We assess at the inception of the transaction the relationship between hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking various hedging transactions. We also assess, both at hedge inception and on an ongoing basis, whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The cash flows resulting from the derivative financial instruments are classified in the Consolidated statements of cash flows according to the nature of the hedged item.
Fair value hedge
Changes in the fair value of a derivative financial instrument that is designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the
Consolidated statements of operations.
Hedge accounting is discontinued when we revoke the hedging relationship, or the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. The adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized to the Consolidated statements of operations from that date.
Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the Consolidated statements of operations as Interest and other, net.
Cash flow hedge
Changes in the fair value of a derivative that is designated and qualified as a cash flow hedge are recorded in OCI, net of taxes, until the underlying hedged transaction is recognized in the Consolidated statements of operations.
In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from OCI and included in the Consolidated statements of operations, unless extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside our control or influence and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.
Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the Consolidated statements of operations in net sales or cost of sales.